Business Combinations - Textual (Details 2) - BRL (R$) R$ in Thousands								12 Months Ended
	Oct. 29, 2021	Aug. 01, 2021	May 27, 2021	Mar. 02, 2021	Feb. 13, 2021	Nov. 20, 2020	Jan. 07, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 14, 2022
Business Combinations
Consideration transferred, acquisition-date fair value								R$ 703,257	R$ 58,857
Contingent consideration											R$ 20,700
Discounts on sale price								14,302	8,609	R$ 38,901
A & R Comercio e Servicos de Informatica Ltda. [Member]
Business Combinations
Business Combination, Purchase Price, Amount							R$ 27,706
Business Combination, Increase (decrease) in purchase price due to achievements during life of earn-out period							1,706
Consideration paid in cash							15,359
Consideration transferred, acquisition-date fair value									27,706
Business Combination, Remaining consideration to be transferred, acquisition-date fair value							R$ 12,347
Period for remaining consideration to be transferred							4 years
Interest rate basis							100% of the CDI
Mind Makers Editora Educacional (“Mind Makers”)
Business Combinations
Business Combination, Purchase Price, Amount					R$ 23,621
Business Combination, Increase (decrease) in purchase price due to achievements during life of earn-out period					5,421
Consideration paid in cash					R$ 10,000
Consideration transferred, acquisition-date fair value									23,621
Meritt Informação Educacional Ltda (“Meritt”)
Business Combinations
Business Combination, Purchase Price, Amount						R$ 7,530
Business Combination, Increase (decrease) in purchase price due to achievements during life of earn-out period						4,030
Consideration paid in cash						3,200
Consideration transferred, acquisition-date fair value									R$ 7,530
Business Combination, Remaining consideration to be transferred, acquisition-date fair value						R$ 4,330
Period for remaining consideration to be transferred						5 years
Interest rate basis						100% of the CDI
SEL
Business Combinations
Consideration paid in cash				R$ 38,124
Consideration transferred, acquisition-date fair value				65,000				65,000
Business Combination, Remaining consideration to be transferred, acquisition-date fair value				R$ 26,876
Period for remaining consideration to be transferred				4 years
Interest rate basis				100% of CDI
SEL | 2023 and 2024
Business Combinations
Minimum Amount Of Contract Revenue Required				R$ 39,400
Redação Nota 1000
Business Combinations
Consideration paid in cash			R$ 4,093
Consideration transferred, acquisition-date fair value			11,387					11,387
Business Combination, Remaining consideration to be transferred, acquisition-date fair value			R$ 7,294
Interest rate basis			100% of CDI index
Consideration payments final due date			Dec. 24, 2026
Contingent consideration			R$ 2,650
EMME
Business Combinations
Consideration paid in cash		R$ 3,063
Consideration transferred, acquisition-date fair value		15,317						15,317
Business Combination, Remaining consideration to be transferred, acquisition-date fair value		R$ 12,253
Interest rate basis		“IPCA” – Extended National Consumer Price Index
Consideration payments final due date		Aug. 16, 2026
De Gouges
Business Combinations
Consideration paid in cash	R$ 160,000
Consideration transferred, acquisition-date fair value	611,554							R$ 611,554
Business Combination, Remaining consideration to be transferred, acquisition-date fair value	R$ 451,554
Interest rate basis	100% of CDI index
Consideration payments final due date	Oct. 29, 2026
De Gouges | Somos Sistemas de Ensino S.A ("Somos Sistemas")
Business Combinations
Discounts on sale price	R$ 62,234
Maximum period for discounts on sale price	5 years
De Gouges | 2023 and 2024
Business Combinations
Limited amount of discounts on sale price	R$ 16,600